Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Cash flows from operating activities:
Net loss	$ (9,563)	$ (26,495)	$ (21,134)	$ (47,486)	$ (79,824)	$ (210,820)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	8	54	18	153	175	781
Amortization of debt issuance costs	3	18	369	34	9,747	87
Amortization of discount on convertible notes	142	580	542	1,156	2,126	2,958
Warrants issued for legal settlement						3,663
Finance charges related to surety bond backstop agreement					4,885	6,585
Loss on derivatives			13	8,601	8,750
Loss on induced conversion	636	638	2,640	638	5,312	37,381
Inducement interest expense and non-cash finance charges						6,691
Change in fair value of derivative liabilities					6
Inventory charge		17,929		20,633	20,633	73,490
Stock-based compensation			1,075	3,118	4,275	6,239
Changes in operating assets and liabilities:
Decrease (increase) in inventories						2,060
(Increase) decrease in prepaid expenses and other assets			(290)	(303)	1,902	(4,125)
Decrease in accounts payable and accrued expenses			4,374	(2,024)	(3,097)	(2,713)
Net cash used in operating activities			(6,997)	(15,480)	(25,110)	(77,723)
Cash flows from financing activities:
Proceeds from warrant transactions, net of offering costs				2,133	2,807	5,390
Proceeds from sale of common stock and warrants, net of issuance costs			3,016	11,255	25,786	41,195
Proceeds from warrant exercises			300	264	439	1,036
Proceeds from convertible note and warrant issuances, net of issuance costs			1,357		895
Proceeds from stock option exercises						390
Net cash provided by financing activities			4,673	13,852	29,927	48,011
Net change in cash and restricted cash			(2,324)	(1,628)	4,817	(29,712)
Cash and restricted cash at beginning of period			9,048	4,231	4,231	33,943
Cash and restricted cash at end of period	6,724	2,603	6,724	2,603	9,048	4,231
Cash and restricted cash consisted of the following:
Cash	147	2,403	147	2,403	2,541	4,231
Restricted cash	6,577	200	6,577	200	6,507
Total cash and restricted cash	$ 6,724	$ 2,603	6,724	2,603	9,048	4,231
Supplemental disclosure:
Cash paid for interest			38		19	63
Non-cash investing and financing transactions:
Derivative liability associated with warrants			80	8,601	8,750
Issuance of common stock for principal of convertible notes			2,000	500	4,000	31,000
Accrued dividends on Series C and D convertible preferred stock			$ 741	$ 753	1,490	1,636
Cashless exercise of warrants						1
Dividend paid in common stock on Series B and C convertible preferred stock conversions					159	305
Warrants issued to placement agent, recorded in additional paid-in capital					7,640	3,597
Warrants issued for surety bond backstop agreement					4,885	$ 6,585
Deemed dividend due to equity modifications, recorded in additional paid-in capital					$ 5,417